Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
8.30% 2022 Notes
Unamortized debt issuance costs	$ 1,590	$ 2,000
Capital Lease Obligations
Unamortized debt issuance costs	2,975	35
Long-term Debt
Unamortized debt issuance costs	$ 10,997	$ 7,119
Preferred Shares
Preferred Shares - Par Value	$ 0.01	$ 0.01
Preferred Shares - Shares Authorized	25,000,000	25,000,000
Preferred Shares - Shares Issued	0	0
Preferred Shares - Shares Outstanding	0	0
Common Shares
Common Shares - Par Value	$ 0.01	$ 0.01
Common Shares - Shares Authorized	300,000,000	300,000,000
Common Shares - Shares Issued	92,627,349	64,160,004
Common Shares - Shares Outstanding	92,285,986	64,160,004
Treasury Stock
Treasury Stock - Shares	341,363	0